Loan Receivables (Details) - Schedule of Loan Receivables - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loan Receivables [Abstract]
Loan receivables		$ 1,528,918
Allowance for uncollectible loan receivables
Loan receivables, net		1,528,918
Loan receivables – current		1,528,918
Loan receivables – non-current